Organization And Summary Of Significant Accounting Policies	9 Months Ended
Jan. 01, 2012
Organization And Summary Of Significant Accounting Policies [Abstract]
Organization And Summary Of Significant Accounting Policies
1.	Organization and Summary of Significant Accounting Policies

Business

InvenSense, Inc. ("the Company") was incorporated in California in June 2003 and reincorporated in Delaware in January 2004. The Company designs, develops, markets and sells MEMS gyroscopes for motion processing solutions in consumer electronics and is dedicated to bringing the best-in-class size, performance and cost solutions to market. Targeting applications in video gaming devices, smartphones, tablet devices, digital still and video cameras, smart TVs, 3D mice, wearable health and fitness monitors, Optical Image Stabilization, and portable navigation devices, the Company delivers leading generation of motion processing solutions based on its advanced multi-axis gyroscope technology.

Certain Significant Business Risks and Uncertainties

The Company participates in the high-technology industry and believes that adverse changes in any of the following areas could have a material effect on the Company's future financial position, results of operations, or cash flows: reliance on a limited number of primary customers to support the Company's historical revenue generating activities; advances and trends in new technologies and industry standards; market acceptance of the Company's products; development of sales channels; strategic relationships, including key component suppliers; litigation or claims against the Company based on intellectual property, patent, product, regulatory, or other factors; and the Company's ability to attract and retain employees necessary to support its growth.

Basis of Consolidation

The consolidated financial statements include the accounts of InvenSense, Inc. (a Delaware corporation) and subsidiaries, InvenSense International, Inc. (Cayman Islands), InvenSense Taiwan Co., Ltd. (Taiwan), InvenSense Taiwan Sales Co., Ltd. (Taiwan), InvenSense G.K. (Japan), InvenSense Korea, Ltd. (Republic of Korea) InvenSense International FZE (United Arab Emirates) and InvenSense Hong Kong Holding Limited (Hong Kong). InvenSense Taiwan Co., Ltd. personnel are primarily engaged in product testing, and the remaining foreign subsidiaries' personnel primarily provide sales support to the Cayman Islands entity.

The Company incorporated "InvenSense International FZE" in Dubai under the laws of the United Arab Emirates on March 17, 2010, and $0.3 million of capital was invested on April 23, 2010. InvenSense International, Inc. was founded on May 26, 2010 under the laws of the Cayman Islands, and $2.5 million of capital was invested on August 11, 2010. Both companies are wholly owned subsidiaries of InvenSense, Inc. and have been established in connection with the expansion of the Company's international operations.

All intercompany transactions and balances have been eliminated upon consolidation. The functional currency of each of the Company's subsidiaries is the U.S. dollar. Foreign currency gains or losses are recorded as other expenses, net in the consolidated statements of income. During the fiscal years ended March 29, 2009 and March 28, 2010 foreign currency losses were $12,000 and $8,000, respectively. During the fiscal year ended April 3, 2011, foreign currency gains were $24,000. Foreign currency losses for the three and nine months ended December 26, 2010 were $39,000 and $50,000, respectively. The Company had foreign currency losses of $25,000 and gains of $6,000 for the three and nine months ended January 1, 2012, respectively.

Fiscal Year

The Company's fiscal year is a 52 or 53 week period ending on the Sunday closest to March 31. The Company's three most recent fiscal years ended on March 29, 2009, March 28, 2010 and April 3, 2011, respectively. The third fiscal quarter in each of the two most recent fiscal years ended on December 26, 2010 ("three months ended December 26, 2010") and January 1, 2012 ("three months ended January 1, 2012"), respectively. Hereafter, reference to "March 2009," "March 2010", "April 2011", "December 2010" and "January 2012" will denote those period-end dates and "Fiscal 2009," "Fiscal 2010" and "Fiscal 2011" will refer to the 52 or 53 week periods that ended on the referenced dates. Fiscal 2009 and Fiscal 2010 comprised 52 weeks, while Fiscal 2011 comprised 53 weeks.

Unaudited Interim Financial Information

The accompanying interim consolidated balance sheet as of January 2012, the interim consolidated statements of operations for the three and nine months ended December 2010 and January 2012 and the interim consolidated statement of cash flows and the interim consolidated statement of stockholders' equity and comprehensive income for the nine months ended January 2012 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company's financial position as of January 2012 and the results of operations for the periods ended December 2010 and January 2012 and cash flows for the period ended January 2012. The financial data and other information disclosed in these notes to the consolidated financial statements related to the three and nine month periods are unaudited. The results of operations for periods ended January 2012 is not necessarily indicative of the results to be expected for the fiscal year ending April 2012 or for any future year or interim period.

Use of Estimates

The preparation of the Company's consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Significant estimates included in the financial statements include inventory valuation, preferred stock warrant valuation, warranty reserves, valuation allowance for recorded deferred tax assets and valuation of common and convertible preferred stock. These estimates are based upon information available as of the date of the consolidated financial statements, and actual results could differ from those estimates.

Cash Equivalents

The Company considers all highly liquid instruments acquired with an original maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents are stated at cost, which approximates their fair value.

Restricted Time Deposits

Restricted time deposits at March 2010, April 2011 and January 2012 include $0.2 million, $0.2 million and $0.2 million, respectively, of restricted cash held in a certificate of deposit as security deposit for a facility lease, in addition to rental deposits held by the Company's lessor at one of its international facilities.

Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount, net of allowances for doubtful accounts and sales returns and allowances. The allowance for doubtful accounts is based on the Company's assessment of the collectability of customer accounts. The Company regularly reviews the need for an allowance by considering factors such as historical experience, credit quality, the age of the accounts receivable balances and current economic conditions that may affect a customer's ability to pay. As a result of the Company's favorable collection experience and customer concentration, no allowance for doubtful accounts was necessary at March 2010, April 2011 or January 2012. The reserve for sales returns and allowances is based on specific criteria including agreements to provide rebates and other factors known at the time, as well as estimates of the amount of goods shipped that will be returned. To determine the adequacy of the sales returns and allowances, the Company analyzes historical experience of actual returns as well as current product return information. During Fiscal 2009, Fiscal 2010, Fiscal 2011 and the three and nine months ended January 1, 2012, the Company incurred charges related to its reserve for sales returns and allowances of $0, $193,000, $428,000, $68,000 and $132,000, respectively. At March 2010, April 2011 and January 2012, the balances for the reserve for sales returns and allowances were $193,000, $85,000 and $68,000, respectively.

Segment Information

The Company operates in one operating segment by designing, developing, manufacturing and marketing linear and mixed-signal integrated circuits. The Chief Executive Officer has been identified as the Chief Operating Decision Maker as defined by Financial Accounting Standards Board's Accounting Standards Codification ("ASC") 280 "Segment Reporting". Enterprise-wide information is provided in accordance with ASC 280. Geographical revenue information is based on customers' ship-to location. Long-lived assets consist of property and equipment. Property and equipment information is based on the physical location of the assets at the end of each fiscal period.

Long-lived assets by country were as follows:

Country	March 2010	April 2011	January 2012
			(unaudited)
	(in thousands)
Taiwan	$2,028	$2,309	$2,848
Thailand	163	—	—
United States	945	1,137	1,033
Other	51	46	31

	$3,187	$3,492	$3,912

Net revenues from unaffiliated customers by geographic region were as follows:

				Three Months Ended		Nine Months Ended
Region	Fiscal 2009	Fiscal 2010	Fiscal 2011	December 26, 2010	January 1, 2012	December 26, 2010	January 1, 2012
				(unaudited)
	(in thousands)
Asia	$28,520	$79,036	$94,768	$26,553	$39,313	$71,179	$108,722
North America	264	448	792	426	1,791	748	10,887
Europe	92	57	987	191	125	768	281
Rest of World	149	15	–	–	–	–	–

	$29,025	$79,556	$96,547	$27,170	$41,229	$72,695	$119,890

Available for Sale Investments

Available for sale investments consist of securities with original maturities between three and thirteen months. Investments which have maturities exceeding twelve months beyond the balance sheet date are classified as long-term investments in the Company's consolidated balance sheets. The Company's investments are classified as available for sale since the sale of these investments may be required prior to their stated maturity to implement management's liquidity-related strategies. Available for sale securities are carried at fair value with temporary unrealized gains and losses, net of taxes, reported as a component of stockholders' equity. During Fiscal 2010 and Fiscal 2011, the Company recorded $9,000 in unrealized losses and $10,000 in unrealized gains, respectively, as a component of comprehensive income related to available for sale investments. During the three and nine months ended December 26, 2010 and the three and nine months ended January 1, 2012, the Company recorded $8,000 of unrealized loss and $24,000, $0 and $4,000, respectively, in unrealized gains as a component of comprehensive income related to available for sale investments.

Available for sale investments are considered to be impaired when a decline in fair value is judged to be other than temporary. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its investments on a quarterly basis. If the cost of an investment exceeds its fair value, management evaluates, among other factors, general market conditions, the duration and extent to which the fair value is less than cost, and the Company's intent and ability to hold the investment. Once a decline in fair value is determined to be other than temporary, an impairment charge is recorded and a new cost basis in the investment is established. During Fiscal 2009, Fiscal 2010, Fiscal 2011, the three and nine months ended December 26, 2010 and the three and nine months ended January 1, 2012, the Company did not incur any other than temporary impairments.

Impairment of Long Lived Assets

The Company regularly reviews the carrying amount of its long-lived assets, as well as the useful lives, to determine whether indicators of impairment may exist which warrant adjustments to carrying values or estimated useful lives. An impairment loss would be recognized when the sum of the expected future undiscounted net cash flows is less than the carrying amount of the asset. Should impairment exist, the impairment loss would be measured based on the excess of the carrying amount of the asset over the asset's fair value. The Company has not recognized any impairment losses for Fiscal 2009, Fiscal 2010, Fiscal 2011, the three and nine months ended December 26, 2010 or the three and nine months ended January 1, 2012.

Concentration of Credit Risk

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist primarily of cash, cash equivalents, investments, advances to vendors and accounts receivable. The Company limits exposure to credit loss by placing cash, cash equivalents and investments with major financial institutions within the United States that management assesses to be of high credit quality. The Company performs periodic evaluations of the credit worthiness of its customers but does not require collateral or other security to support accounts receivable. The Company has not experienced any losses on accounts receivables or on deposits of cash and cash equivalents.

At March 2010, three customers accounted for 59%, 17% and 14% of total accounts receivable. At April 2011, three customers accounted for 43%, 16% and 16% of total accounts receivable. At January 2012, three customers each accounted for 29%, 18% and 12% of total accounts receivable. No other customer accounts for more than 10% of total accounts receivable at March 2010, April 2011 or January 2012.

For Fiscal 2009, Fiscal 2010, Fiscal 2011 and the three and nine months ended December 26, 2010, one customer accounted for 80%, 85%, 73%, 84% and 80% of total net revenue, respectively. For the three months ended January 1, 2012, three customers each accounted for 41%, 17% and 13% of total net revenue. For the nine months ended January 1, 2012, three customers each accounted for 34%, 17% and 10% of total net revenue. No other customer accounted for more than 10% of total net revenue for Fiscal 2009, Fiscal 2010, Fiscal 2011, the three and nine months ended December 26, 2010 or the three and nine months ended January 1, 2012.

Research and Development

Research and development activities are expensed as incurred.

Comprehensive Income

ASC 220 "Comprehensive Income" establishes standards for the reporting and displaying of comprehensive income and its components. Comprehensive income includes certain changes in equity that are excluded from net income. Specifically, unrealized gains and losses are included in accumulated other comprehensive income. Comprehensive income has been reflected in the consolidated statements of stockholders' equity and comprehensive income. For Fiscal 2009, comprehensive income included only net income. During Fiscal 2010, Fiscal 2011, the three and nine months ended December 26, 2010 and the three and nine months ended January 1, 2012, comprehensive income included a combination of the current period net income and unrealized gain (loss) on available for sale investments.

Inventories

Inventories are stated at the lower of cost or market on a first-in, first-out basis. Inventories include finished good parts that may be specialized in nature and subject to rapid obsolescence. The Company periodically reviews the quantities and carrying values of inventories to assess whether the inventories are recoverable. The costs associated with write-downs of inventory for excess quantity and technological obsolescence are charged to cost of revenue as incurred.

Property and Equipment, net

Property and equipment, net are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows: production and lab equipment—three to five years, computer equipment and software—three years, and leasehold improvements—over the shorter of the estimated useful life or the remaining lease term.

Warranty

The Company's warranty agreements are contract and component specific and can range from ninety days to three years for selected components. The Company accrues for anticipated warranty costs upon shipment based on the number of shipped units, historical analysis of the volume of product returned under the warranty program and management's judgment regarding anticipated rates of warranty claims and associated repair costs. The following table summarizes the activity related to the product warranty liability during Fiscal 2010, Fiscal 2011 and the nine months ended January 1, 2012:

	Fiscal 2010	Fiscal 2011	Nine Months Ended January 1, 2012
			(unaudited)
	(in thousands)
Beginning balance	$174	$480	$697
Provision for warranty	429	769	300
Less: actual warranty costs	(123)	(552)	(85)

Ending balance	$480	$697	$912

Revenue Recognition

Revenue from the sale of the Company's products is recognized when all of the following four criteria are met: (1) persuasive evidence of an arrangement exists; (2) the product has been delivered; (3) the price is fixed or determinable; and (4) collection is reasonably assured. Delivery takes place after the transfer of title which historically has occurred upon shipment of the product unless otherwise stated in the customer agreement.

For direct customers (i.e., other than distributors), the Company recognizes revenue when title to the product is transferred to the customer, which occurs upon shipment or delivery, depending upon the terms of the customer order.

The Company enters into sales transactions with distributors that it has established as either stocking distributors or non-stocking distributors. Non-stocking distributor sales transactions are those in which the distributor is purchasing product for an identified end-customer. In sales transactions with non-stocking distributors, the Company recognizes net revenue upon either shipment or delivery to the non-stocking distributor, depending upon the terms of the order. Pursuant to terms and conditions contained in the agreement with these distributors, all sales to non-stocking distributors are non-refundable and they do not have rights to return product purchases except under the Company's standard warranty terms. In addition, the Company does not provide any price concessions or price protection on shipments previously made to non-stocking distributors.

Stocking distributor sales transactions are those in which the distributor is purchasing product for resale to their customer. For stocking distributor sales transactions, the Company sells its products under distributor agreements that provide for return rights and price protection. When the stocking distributors hold inventory prior to resale to their customers, the Company's management has concluded it is unable to reasonably estimate sales returns or price protection adjustments under its distributor arrangements; accordingly, net revenue and related cost of revenue on shipments to distributors are deferred until the distributor reports that the product has been sold to an end customer ("sell through net revenue accounting"). Under sell through net revenue accounting, accounts receivable are recognized and inventory is relieved upon shipment to the distributor as title to the inventory is transferred upon shipment, at which point the Company has a legally enforceable right to collection under normal terms. The associated net revenue and cost of revenue are deferred and included in accrued liabilities on the consolidated balance sheets. When the related product is reported as having been sold by the Company's distributors to their end customers ("sold through"), the Company recognizes previously deferred income as net revenue and cost of revenue.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740-10 "Income Taxes", which requires the asset and liability approach and the recognition of taxes payable or refundable for the current year and deferred tax liabilities and assets for future tax consequences of events that have been recognized in the Company's consolidated financial statements or tax returns. The measurement of current and deferred tax liabilities and assets are based on provisions of the enacted laws; the effects of future changes in tax laws or rates are not anticipated. Deferred tax assets are reduced, if necessary, by the amount of any tax benefits that, based on available evidence, are not expected to be realized. Valuation allowances are established when necessary to reduce deferred tax assets to the amount that is more likely than not to be realized.

ASC 740-10 also prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740-10 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company's policy is to recognize interest and penalties related to unrecognized tax benefits in income tax provision. See Note 7 for additional information, including the effects of adoption on the Company's consolidated financial position, results of operations and cash flows.

Stock-Based Compensation

The Company applies the provisions of ASC 718-10 "Compensation—Stock Compensation" using the modified prospective method. ASC 718-10 establishes accounting for stock-based awards based on the fair value of the award measured at grant date. Accordingly, stock-based compensation cost is recognized in the consolidated statements of income as a component of both cost of revenue and operating expenses over the requisite service period. The fair value of stock options granted or modified is recognized as compensation expense using the Black-Scholes option pricing model, single option approach.

At March 2010 and April 2011, the Company had one stock option plan, the 2004 Equity Incentive Plan. In July 2011, the Company's Board of Directors and its stockholders approved the establishment of the 2011 Stock Incentive Plan (see Note 6). The Company determines the fair value of stock-based payment awards on the date of grant using complex and subjective variables, including expected term and stock price volatility over the expected term of the awards, and other less subjective variables such as risk-free interest rate and dividend rate (see Note 6).

Financial Instruments with Characteristics of Both Liabilities and Equity

ASC 815-40-15 "Contracts in Entity's Own Equity" provides guidance in assessing whether an equity-linked financial instrument (or embedded feature) is indexed to an entity's own stock for purposes of determining whether the appropriate accounting treatment falls under the scope of "Accounting For Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company's Own Stock," codified under both ASC 815-10 "Derivatives and Hedging" and ASC 815-40-15. Down-round provisions reduce the exercise price of a warrant or convertible instrument if a company either issues new warrants or convertible instruments that have a lower exercise price. The Company performed an assessment of the Company's outstanding warrants and convertible instruments and concluded that the preferred stock warrants issued by the Company are within the scope of ASC 815-40-15 due to the down-round provisions included in the terms of the agreements when the Company initially adopted ASC 815-40-15 on the first day of Fiscal 2010.

The Company calculated the fair value of the warrants by utilizing the Black-Scholes option pricing model. The estimated fair value of outstanding warrants was reclassified from stockholders' equity to non-current liabilities on the first day of Fiscal 2010. Additionally, under both ASC 815-40 and ASC 480 "Distinguishing Liabilities from Equity," the warrants were marked to market as of the end of each reporting period with changes in the fair value being recorded within the change in fair value of warrant liabilities line item in the Company's consolidated statements of income.

Effective June 25, 2010, the Company amended its Second Amended and Restated Certificate of Incorporation (as amended, the "Certificate of Incorporation") to remove the provisions that had previously resulted in the outstanding preferred stock warrants being classified as a long-term liability under ASC 815-40-15. Under ASC 815-40-15, on the date of amendment, the warrants were considered to be indexed to the Company's stock and accordingly the total warrants liability of $11.9 million was reclassified into stockholders' equity.

Deferred Offering Costs

Costs directly associated with the Company's initial public offering ("IPO") have been capitalized and are included in other assets on the Company's consolidated balance sheets. The Company filed its initial registration statement with the SEC on June 28, 2010. Deferred offering costs relating to the registration statement were $23,000 at April 2011. Deferred offering costs of $1.4 million were expensed in Fiscal 2011 (included in selling, general and administrative expenses on the consolidated statements of income) after the IPO had been postponed for more than 90 days. Upon completion of the Company's IPO in November 2011, deferred offering costs of $2.1 million were recorded as a reduction of the proceeds received in arriving at the amount recorded in stockholders' equity. There were no amounts capitalized at March 2010. There were no deferred offering costs capitalized and included in other assets at January 2012.

Net Income Per Share

Basic and diluted net income per common share are presented in conformity with the two-class method required for participating securities for the period prior to their conversion upon the IPO in November 2011 when all preferred shares were converted to common stock.

Prior to the IPO, holders of Series C convertible preferred stock are entitled to receive noncumulative dividends at the annual rate of $0.09840 per share prior to the payment of dividends on any other shares of the Company's stock. Once the payment of Series C convertible preferred stock has been completed, holders of Series A convertible preferred stock are entitled to receive noncumulative dividends at the annual rate of $0.08000 per share of Series A convertible preferred stock and Series B convertible preferred stock are entitled to receive noncumulative dividends at the annual rate of $0.14864 per share, payable on a pari passu basis, prior and in preference to any dividends on any other shares of the Company's common stock. In the event a dividend is paid on common stock, Series A, Series B, and Series C convertible preferred stockholders are entitled to a proportionate share of any such dividend as if they were holders of common stock (on an as-if converted basis).

Under the two-class method, net income attributable to common stockholders is determined by allocating undistributed earnings, calculated as net income less current period non-cumulative dividends allocable to Series A, Series B and Series C convertible preferred stock holders, between common stock and Series A, Series B and Series C convertible preferred stock for the period prior to their conversion upon the Company's initial public offering. In computing diluted net income attributed to common stockholders, undistributed earnings are reallocated to reflect the potential impact of dilutive securities. Basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted average number of common shares outstanding during the period, which excludes dilutive unvested restricted stock.

Diluted net income per share attributable to common stockholders is computed by dividing the net income attributable to common stockholders by the weighted average number of common shares outstanding, including unvested restricted stock, certain preferred stock warrants, (which were converted into common stock warrants at the completion of the Company's IPO), and potential dilutive common shares assuming the dilutive effect of outstanding stock options using the treasury stock method.

Pro forma diluted net income per share was computed to give effect to the conversion of the Series A, Series B, and Series C convertible preferred shares and certain preferred stock warrants both using the as-if converted method into common shares as though the conversion had occurred as of the beginning of each period presented.

The following table presents the calculation of basic and diluted net income per share:

	Fiscal 2009	Fiscal 2010	Fiscal 2011	Three Months Ended		Nine Months Ended
				December 26, 2010	January 1, 2012	December 26, 2010	January 1, 2012
				(unaudited)
	(in thousands except per share data)
Net income attributable to common stockholders:
Numerator:
Basic:
Net income	$196	$15,142	$9,347	$4,717	$10,576	$6,799	$31,055
Non-cumulative dividends on convertible preferred stock	(196)	(3,046)	(3,046)	(762)	(385)	(2,285)	(1,914)
Undistributed earnings attributable to convertible preferred stock	—	(9,104)	(4,670)	(2,922)	(4,772)	(3,346)	(18,704)

Net income attributable to common stockholders—basic	$—	$2,992	$1,631	$1,033	$5,419	$1,168	$10,437

Diluted:
Net income	$196	$15,142	$9,347	$4,717	$10,576	$6,799	$31,055
Non-cumulative dividends on convertible preferred stock	(196)	(3,147)	(3,147)	(787)	(393)	(2,360)	(1,967)
Undistributed earnings attributable to convertible preferred stock	—	(8,542)	(4,342)	(2,749)	(4,464)	(3,111)	(17,600)

Net income attributable to common stockholders—diluted	$—	$3,453	$1,858	$1,181	$5,719	$1,328	$11,488

Denominator:
Basic shares:
Weighted average shares used in computing basic net income per common share	15,430	16,542	17,592	17,815	49,890	17,575	28,770

Diluted shares:
Weighted average shares used in computing basic net income per common share	15,430	16,542	17,592	17,815	49,890	17,575	28,770
Effect of potentially dilutive securities:
Stock options	2,088	4,325	4,610	4,466	4,932	4,569	4,641
Unvested restricted stock	1	—	—	—	30	—	3
Common stock warrants	—	—	—	—	442	—	177

Weighted average shares used in computing diluted net income per common share	17,519	20,867	22,202	22,281	55,294	22,144	35,591

Net income per common share:
Basic	$0.00	$0.18	$0.09	$0.06	$0.11	$0.07	$0.36
Diluted	$0.00	$0.17	$0.08	$0.05	$0.10	$0.06	$0.34

The following summarizes the potentially dilutive securities outstanding at the end of each period that were excluded from the computation of diluted net income per common share for the periods presented as their effect would have been antidilutive :

	Fiscal 2009	Fiscal 2010	Fiscal 2011	Three Months Ended		Nine Months Ended
				December 26, 2010	January 1, 2012	December 26, 2010	January 1, 2012
				(unaudited)
	(in thousands)
Employee stock options	4,055	2,526	1,645	1,647	648	1,763	923

Shares used in computing pro forma net income per share (unaudited):

	Fiscal 2011	Three Months Ended	Nine Months Ended
		January 1, 2012	January 1, 2012
	(in thousands except per share data)
Basic shares:
Weighted average common shares used in computing basic net income per common share	17,592	49,890	28,770
Pro forma weighted average conversion of convertible preferred stock	50,311	24,651	42,206

Weighted average shares used in computing pro forma basic net income per share	67,903	74,541	70,976

Diluted shares:
Weighted average shares used in computing pro forma basic net income per share	67,903	74,541	70,976
Effect of potentially dilutive securities:
Employee stock options	4,610	4,932	4,641
Unvested restricted stock	—	30	3
Common stock warrants	—	442	177
Pro forma weighted average conversion of convertible preferred stock warrants	1,566	442	882

Weighted average shares used in computing pro forma diluted net income per share	74,079	80,387	76,679

Pro forma net income per share (unaudited):
Basic	$0.14	$0.14	$0.44
Diluted	$0.13	$0.13	$0.41

Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (FASB) issued ASU No. 2010-06, "Fair Value Measurements and Disclosures (ASC Topic 820)—Improving Disclosures About Fair Value Measurements". The ASU requires new disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements. The authoritative guidance also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. The new disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The Company adopted the provisions of ASU No. 2010-06 as of the first day of Fiscal 2011. Other than requiring additional disclosures, the adoption of this new guidance did not have a material impact on the Company's consolidated results of operations and financial position.

In May 2011, the FASB issued ASU No. 2011-04, "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs." ASU No. 2011-04 amended ASC 820, Fair Value Measurements and Disclosures, to converge the fair value measurement guidance in U.S. GAAP and International Financial Reporting Standards (IFRSs). Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change particular principles in ASC 820. In addition, ASU No. 2011-04 requires additional fair value disclosures. The amendments are to be applied prospectively and are effective for interim and annual periods beginning after December 15, 2011, which is the Company's fourth quarter of fiscal year 2012. The Company is currently evaluating the impact, if any, that ASU No. 2011-04 may have on its financial condition and results of operations.

In June 2011, the FASB issued ASU No. 2011-05, "Presentation of Comprehensive Income". ASU No. 2011-05 amended ASC 320, "Comprehensive Income, to converge the presentation of comprehensive income between U.S GAAP and IFRS." ASU No. 2011-05 requires that all non-owner changes in stockholders' equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements and requires reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. ASU No. 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement in changes of stockholders equity. ASU 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, which will be the Company's fiscal year 2013. The adoption of ASU No. 2011-05 will affect the presentation of comprehensive income but will not impact the Company's financial condition or results of operations.